Staff costs (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff Costs
Wages and salaries	£ 2,033	£ 1,354	£ 2,727
Defined contribution pension cost (note 24)	98	71	75
Social security contributions and similar taxes	269	152	397
Share-based payment charge/(credit)	123	89	(404)
Staff costs gross	£ 2,523	£ 1,666	£ 2,795